SUBSEQUENT EVENTS - Arbitration of Santo Antonio Energia S.A (Details) - BRL (R$) R$ in Thousands	May 24, 2022	Apr. 30, 2022	Apr. 29, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Material disclosed		R$ 645,000
Capital increase			R$ 1,582,551
Provision for unsecured liabilities			R$ 729,188
Loans and financing				R$ 41,638,798	R$ 44,015,645
Furnas
Disclosure of non-adjusting events after reporting period [line items]
Provision for unsecured liabilities				729,188	R$ 705,864
Loans and financing				R$ 7,034,300
Number of preemptive right in relation to new shares	5,494,950,237